Subsequent Event (Narrative) (Details) (USD $)	0 Months Ended		0 Months Ended
	Jul. 23, 2013 Subsequent Event [Member]	Jun. 30, 2013 ecoATM [Member]	Jul. 23, 2013 ecoATM [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price of ecoATM			$ 350,000,000
Equity method investment, ownership percentage		23.00%
Cash payment for acquisition of ecoATM			262,900,000
Withdraw under revolving line of credit	$ 100,000,000